Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Number of RSUs
Number of RSUs, Unvested Beginning balance	40,202,250	82,517,550	31,889,050
Number of RSUs, Granted			132,327,600
Number of RSUs, Vested	(38,389,025)	(42,129,300)	(81,298,225)
Number of RSUs, Forfeited	(154,875)	(186,000)	(400,875)
Number of RSUs, Unvested Ending balance	1,658,350	40,202,250	82,517,550
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.01	$ 0.01	$ 0.1
Weighted-Average Grant-Date Fair Value, Granted			0.01
Weighted-Average Grant-Date Fair Value, Vested	0.01	0.03	0.04
Weighted-Average Grant-Date Fair Value, Forfeited	0.07	0.04	0.07
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0.02	$ 0.01	$ 0.01